Income Taxes (Summary of Differences Between Provision for Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2017	Sep. 29, 2016	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Income Taxes
Computed "expected" provision at statutory rate					$ 19,080	$ 15,052	$ 8,656
State income taxes, net of federal income tax benefit					1,073	1,594	801
Non-qualified option holder dividend equivalent					(7,877)	0	0
Other					(4)	113	96
Total permanent differences					(7,881)	113	96
Other, net					(798)	(560)	81
Provision for income taxes	$ 2,731	$ 7,949	$ 13,739	$ 15,312	$ 11,474	$ 16,199	$ 9,634